Securities Available for Sale (Tables)	12 Months Ended
Sep. 30, 2012
Securities Available for Sale [Abstract]
Summary of securities available for sale

	September 30, 2012
		Gross	Gross	Estimated
	Amortized	unrealized	unrealized	fair
	cost	gains	losses	value
Corporate debt securities	$57,983	3,035	0	61,018
U.S. government sponsored agency securities	152,546	624	4	153,166
Municipal securities	6	0	0	6

Total	$210,535	3,659	4	214,190

	September 30, 2011
		Gross	Gross	Estimated
	Amortized	unrealized	unrealized	fair
	cost	gains	losses	value
Corporate debt securities	$48,412	263	1,763	46,912
Trust preferred securities	24,942	254	0	25,196
Municipal securities	17	0	0	17

Total	$73,371	517	1,763	72,125

Summary of the fair value and gross unrealized losses of those securities available for sale

	Less than 12 months		12 months or longer
	Estimated	Gross	Estimated	Gross
	Fair	unrealized	fair	unrealized
	Value	Losses	value	losses
U.S. government sponsored agency securities	$19,988	4	$0	0

Scheduled maturities of securities available for sale

	Amortized cost	Gross unrealized gains	Gross unrealized losses	Estimated fair value
Due in less than one year	$11,786	10	0	11,796
Due from one to five years	133,396	3,033	0	136,429
Due from five to ten years	34,566	604	0	35,170
Due after ten years	30,787	12	4	30,795

Total	$210,535	3,659	4	214,190

Principal balances of securities available for sale

	September 30, 2012
	Amortized cost	Gross unrealized gains	Gross unrealized losses	Estimated fair value
FRB advance commitments	$3,037	95	0	3,132

	September 30, 2011
	Amortized cost	Gross unrealized gains	Gross unrealized losses	Estimated fair value
FRB advance commitments	$6,225	191	0	6,416